Schedule of Convertible Debt Discounts (Details) (Parenthetical) - shares	Sep. 30, 2023	Dec. 31, 2022
Notes Payable
Fair value commitment	1,666,667	3,250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		3,500,000